Basis of preparation (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.167	1.093
Closing foreign exchange rate	1.139	1.172	1.175
Swiss Franc
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.918	0.941
Closing foreign exchange rate	0.922	0.935	0.931
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	8.007	7.924
Closing foreign exchange rate	7.731	8.397	8.226
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.867	0.842
Closing foreign exchange rate	0.862	0.856	0.873
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	9.127	8.517
Closing foreign exchange rate	8.935	9.200	9.146
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.491	1.446
Closing foreign exchange rate	1.475	1.494	1.511
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	4.284	4.013
Closing foreign exchange rate	4.184	4.304	4.315
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	184.459	162.120
Closing foreign exchange rate	185.080	169.170	184.090
South Korea Won
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1,730.659	1,556.502
Closing foreign exchange rate	1,767.08	1,588.21	1,696.94